Rights of use of assets (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Beginning of the year	$ 29,828,000,000	$ 0
IFRS 16 inicial adjustments	0	21,214,000,000
Additions (i)	889,000,000	12,153,000,000
Disposals	(83,000,000)	0
Transfer	0	237,000,000
Amortization charges	(1,912,000,000)	(7,076,000,000)
Deconsolidation right of use assets	(25,853,000,000)	(63,000,000)
Currency translation adjustment	(2,058,000,000)	3,363,000,000
Total Right-of-use assets	$ 811,000,000	$ 29,828,000,000